LOANS AND NOTE PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF LOANS AND NOTES PAYABLE

Loans and notes payable consist of the following:

As of:	March 31, 2023	December 31, 2022
Line of credit	$86,271	$134,210
Merchant loan	93,225	319,742
Revenue purchase agreement	88,191	164,636
Bridge loan	96,461	184,154
Insurance financing	141,001	225,000
TruMed acquisition note payable	37,868	70,000
Loans and note payable, net	$543,017	$1,097,742

Loans and notes payable consist of the following:

As of:	December 31, 2022	December 31, 2021
Line of credit	$134,210	$-
Merchant loan	319,742	-
Revenue purchase agreement	164,636	-
Bridge loan	184,154	-
Insurance financing	225,000	-
TruMed acquisition note payable (Note 1)	70,000	-
Loans and note payable, net	$1,097,742	$-